CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	General Reserves [1]	Translation reserve	Accumulated Deficit	Total	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2017	$ 88	$ 700,222	$ 1,103,160	$ (11,592)	$ (1,891,879)	$ (100,001)	$ 6,509	$ (93,492)
Profit (loss) for the year					(125,653)	(125,653)	5,800	(119,853)	[2]
Other comprehensive income for the year, net of tax				(5,503)	(554)	(6,057)	(879)	(6,936)
Transaction with an interested party, net of tax			1,049			1,049		1,049
Share-based compensation			368			368		368
Dividend to non-controlling interests in subsidiaries							(5,148)	(5,148)
Balance at the end at Dec. 31, 2018	88	700,222	1,104,577	(17,095)	(2,018,086)	(230,294)	6,282	(224,012)
Profit (loss) for the year					(18,149)	(18,149)	5,105	(13,044)
Other comprehensive income for the year, net of tax				(4,008)	(5,991)	(9,999)	(648)	(10,647)
Transaction with an interested party, net of tax			807			807		807
Share-based compensation			707			707		707
Acquisition of non-controlling interest			(741)			(741)	(39)	(780)
Dividend to non-controlling interests in subsidiaries							(5,298)	(5,298)
Balance at the end at Dec. 31, 2019	88	700,222	1,105,350	(21,103)	(2,042,226)	(257,669)	5,402	(252,267)
Profit (loss) for the year					517,961	517,961	6,229	524,190
Other comprehensive income for the year, net of tax				5,117	737	5,854	(1,098)	4,756
Transaction with an interested party, net of tax			630			630		630
Share-based compensation			490			490		490
Dividend to non-controlling interests in subsidiaries							(3,344)	(3,344)
Balance at the end at Dec. 31, 2020	$ 88	$ 700,222	$ 1,106,470	$ (15,986)	$ (1,523,528)	$ 267,266	$ 7,189	$ 274,455

[1]	(*)Include reserves related to transactions with an interested party and share-based compensation.
[2]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.